Nature of Operations and Continuance of Business (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Natureof Operationand Continuanceof Business [Abstract]
Working Capital Deficit	$ 795,187	$ 464,301
Cumulative Earnings (Deficit)	$ 1,527,447	$ 1,132,279